EMPLOYEE BENEFITS PLAN	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS PLAN
EMPLOYEE BENEFITS PLAN

37.   EMPLOYEE BENEFITS PLAN

As stipulated by the regulations of the PRC, the Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The Group is required to make contributions to the retirement plans at rates ranging from 13.0% to 16.0% of the salaries, bonuses and certain allowances of its staff. In addition, the Group provides a supplementary retirement plan for its staff at rates not exceeding 8.0% of the salaries. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above. The Group’s contributions for the years ended December 31, 2020, 2021 and 2022 were RMB 8,983, RMB 11,932 and RMB 13,190, respectively.